Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	2,117,688	1,884,603
Goodwill	2,166,486	1,855,394
Long-term receivable	1,638,572	1,500,100
Non-current deposits	174,357	179,399
Long-term interest receivables	100,397	38,174
Staff housing loans	39,228	34,690
Others	569,727	446,746
	6,806,455	5,939,106

Schedule of goodwill

	December 31,	December 31,
	2022	2023
	RMB	RMB
Beginning balance	595,280	2,166,486
Additions	1,571,206	—
Disposal	—	(311,092)
Ending balance	2,166,486	1,855,394